Financial Instruments - Derivative Instruments designated as hedging instruments - Location of Gain/(Loss) Recognized (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments designated as hedging instruments
Interest rate swaps	$ (374,843)	$ (424,533)	$ (143,156)
Interest and finance costs
Derivative Instruments designated as hedging instruments
Interest rate swaps	$ (374,843)	$ (424.533)	$ (143,156)